As filed with the Securities and Exchange Commission on September 17, 2010
Registration Nos.

333-01713
811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 288	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286
(Depository’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on September 20, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be ______________________.

Title of securities being registered: interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-6, File No. 333-01713, Accession No. 0000950123-10-037118, as filed on April 22, 2010, and incorporated by reference herein.)

Supplement dated September 20, 2010 to the Prospectus dated May 1, 2010
Pacific Select Exec, Pacific Select Choice, Pacific Select Exec II, Pacific Select Exec III,
Pacific Select Exec IV, Pacific Select Exec V, Pacific Select Accumulator, Pacific Select Performer 500,
M’s Versatile Product, M’s Versatile Product VI, M’s Versatile Product VII,
and M’s Versatile Product VIII flexible premium variable life insurance policies, and Pacific Select Estate Preserver, Pacific Select Estate Preserver II, Pacific Select Estate Preserver III,
Pacific Select Estate Preserver IV, Pacific Select Estate Preserver V, Pacific Select Estate Preserver VI,
M’s Versatile Product-Survivorship and M’s Versatile Product-Survivorship II last survivor flexible premium variable life insurance policies, and Pacific Select Estate Maximizer modified single premium variable life insurance policy issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the policyholder or Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2010, as supplemented.

Reorganization of the Equity and Multi-Strategy Portfolios

The reorganization will take effect on or about October 29, 2010 (the “reorganization date”). The following transactions (the “reorganization”), are scheduled to occur:

•	Equity Portfolio shares will be transferred to the Main Street® Core Portfolio, and

•	Multi-Strategy Portfolio shares will be transferred approximately 55% to the Main Street® Core Portfolio and approximately 45% to the Managed Bond Portfolio.

At the same time that the reorganization occurs, Subaccount Units of the Equity and Multi-Strategy Variable Accounts will automatically be transferred as outlined above. After the reorganization, the Equity and Multi-Strategy Portfolios and Variable Accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates: (1) the Equity Investment Option will be deemed an instruction for the Main Street Core Investment Option; and/or (2) the Multi-Strategy Investment Option will be deemed an instruction for the Main Street Core (55%) and Managed Bond (45%) Investment Options. This includes, but is not limited to, instructions for premium payment allocations, policy loan repayments, policy loans, partial withdrawals and transfer instructions (including instructions under any automatic transfer service). Work with your insurance professional to determine if your existing instructions regarding the affected Investment Options should be changed before or after the reorganization date.

You will have 30 calendar days before and 30 calendar days after the reorganization date (the “free transfer period”) to transfer out of the affected portfolios. On any Business Day during the free transfer period, you may make one transfer out of the Equity and/or Multi-Strategy Investment Options before the reorganization date or, if your Variable Account accumulation units were automatically transferred due to the reorganization, one transfer out of the Main Street Core and/or Managed Bond Investment Option without the transfer counting towards the transfer limitations described in your prospectus (including any systematic transfers). However, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

Portfolio Manager Change

On or about January 1, 2011, the portfolio manager for the Pacific Select Fund International Value portfolio will change from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc.

PART C. OTHER INFORMATION

Item 26. Exhibits

(1)	(a) Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.[1]

(b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[4]

(2)	Inapplicable

(3)	(a) Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network[1]

(b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers[3]

(c) Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.[16]

(4)	(a) Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policy (Form 96-56)[2]

(b) Accelerated Living Benefit Rider[1]

(c) Policy Split Option Rider[1]

(d) Last Survivor Added Protection Benefit Rider (Form R96-LSAPB)[2]

(e) Individual Annual Renewable Term Rider (Form R96-ART)[2]

(f) Enhanced Policy Split Option Rider (Form R96-EPSO)[2]

(g) Fixed LT Account Endorsement[5]

(h) Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policy (Form 00-56)[8]

(i) Last Survivor Added Protection Benefit Rider (Form R00-LSAPB)[8]

(j) Estate Tax Repeal Rider[9]

(k) Estate Tax Waiver of Surrender Charge Rider[10]

(5)	Applications and General Questionnaire[9]

(6)	(a) Articles of Incorporation of Pacific Life Insurance Company[4]

(b) Bylaws of Pacific Life Insurance Company[4]

(c) Restated Articles of Incorporation of Pacific Life Insurance Company[17]

(d) Pacific Life Insurance Company Bylaws As Amended Effective September 1, 2005[17]

(7)	Form of Reinsurance Contract[12]

(8)	(a) Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund[6]

(b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company.[6]

(c) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00[9]

(d) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00[9]

(e) Addendum to Participation Agreement with M Fund Inc. 8/7/00[9]

(f) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02[11]

(g) Addendum to Participation Agreement with M Fund Inc. dated 12/11/01[10]

(h) Addendum to Participation Agreement with M Fund Inc. dated 1/2/02[11]

(i) M Fund Inc. Participation Agreement with Pacific Life Insurance Company[13]

(j) Addenda to Participation Agreement with M Fund, Inc. dated 9/22/03 and 1/15/04[14]

(k) Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III[15]

(l) Service Contract with Fidelity Distributors Corporation[15]

(m) Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[16]

(n) Administrative Services Agreement with FAM Distributors, Inc.[15]

(o) Participation Agreement with T. Rowe Price Equity Series, Inc.[16]

(p) Administrative Services Agreement with T. Rowe Price Associates, Inc.[16]

(q) Participation Agreement with Van Eck Worldwide Insurance Trust[16]

(r) Service Agreement with Van Eck Securities Corporation[15]

(s) Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributor and Capital Research and Management Company[16]

(t) Participation Agreement with Janus Aspen Series[19]

(u) Distribution and Shareholder Service Agreement with Janus Capital Management LLC[20]

(v) Administrative Services Agreement with Janus Distributors LLC[21]

(w) Participation Agreement with Lazard Retirement Series, Inc.[22]

(x) Service Agreement with Lazard Asset Management Securities LLC[23]

(y) Participation Agreement with Legg Mason Partners III[24]

(z) Service Agreement with Legg Mason Investor Services, LLC[25]

(aa) Participation Agreement with MFS Variable Insurance Trust[26]

(bb) Service Agreement with Massachusetts Financial Services Company[27]

(cc) Participation Agreement with GE Investments Funds, Inc.[32]

(dd) Service Agreement with GE Investments Funds, Inc.[32]

(ee) Participation Agreement with Franklin Templeton Variable Insurance Products Trust[32]

(1)	First Amendment to Participation Agreement[32]

(ff) Administrative Services Agreement with Franklin Templeton Services, LLC[32]

(1)	First Amendment to Administrative Services Agreement[32]

(gg) Addenda to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company[18]

(hh) Form of Amendment to Fidelity Distributors Corporation Participation Agreement[28]

(ii) Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement[29]

(jj) Form of Amendment to Fidelity Distributors Corporation Service Contract[30]

(kk) Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.[32]

(ll) Lord Abbett Series Fund, Inc. Fund Participation Agreement

(mm) Lord Abbett Series Fund, Inc. Service Agreement

(nn) Lord Abbett Series Fund, Inc. Administrative Services Agreement

(oo) Royce Fund Services, Inc. Fund Participation Agreement

(pp) Royce Fund Services, Inc. Service Agreement

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered[7]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a) Consent of Independent Registered Public Accounting Firm[32]

(b) Consent of Independent Auditors[32]

(15)	Inapplicable

(16)	Memorandum Describing Issuance, Transfer, and Redemption Procedures[1]

(17)	Powers of Attorney[31]

[1]	Filed as part of the Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on October 25, 1996, File No. 333-01713 Accession Number 0001017062-96-000349.

[3]	Filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on January 15, 1997, File No. 333-01713 Accession Number 0001017062-97-000040.

[4]	Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 333-01713, Accession Number 0001017062-98-000895.

[5]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed via EDGAR on April 9, 1999, File No. 333- 01713, Accession Number 0001017062-99-000624.

[6]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333- 01713, Accession Number 0001017062-00-000592.

[7]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 filed via EDGAR on June 1, 2000, File No. 333- 01713, Accession Number 0001017062-00-001333.

[8]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 filed via EDGAR on July 21, 2000, File No. 333- 01713, Accession Number 0001017062-00-001534.

[9]	Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2001, File No. 333-01713, Accession Number 0001017062-01-500067.

[10]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 333-01713, Accession Number 0001017062-01-500969.

[11]	Filed as part of Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 333-01713, Accession Number 0001017062-02-000857.

[12]	Filed as part of Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 filed via EDGAR on February 21, 2003, File No. 333-01713, Accession No. 0001017062-03-000295.

[13]	Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 filed via EDGAR on April 29, 2003, File No. 333-01713, Accession No. 0001017062-03-000981.

[14]	Filed as part of Post-Effective Amendment No. 22 to the Registration Statement on Form N-6 filed via EDGAR on April 27, 2004, File No. 333-01713, Accession No. 0000892569-04-000536.

[15]	Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 333-01713, Accession No. 0000892569-05-000046.

[16]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 033-21754, Accession No. 0000892569-05-000254.

[17]	Filed as part of Post-Effective Amendment No. 27 to the Registration Statement on Form N-6 filed via EDGAR on December 6, 2005, File No. 333-01713, Accession Number 0000892569-05-001151.

[18]	Filed as Exhibit 8(j) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on February 28, 2007, File No. 333-138906, Accession Number 0000892569-07-000175.

[19]	Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[20]	Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[21]	Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[22]	Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[23]	Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[24]	Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[25]	Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[26]	Filed as Exhibit 8(r) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[27]	Filed as Exhibit 8(s) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[28]	Filed as Exhibit 8(y) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[29]	Filed as Exhibit 8(z) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[30]	Filed as Exhibit 8(aa) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 filed via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[31]	Filed as Exhibit 17 of Post-Effective Amendment No. 36 to the Registration Statement on Form N-6 filed via EDGAR on April 28, 2009, File No. 333-01713, Accession Number 0000892569-09-000500.

[32]	Filed as part of Post-Effective Amendment No. 37 to the Registration Statement on Form N-6 filed via EDGAR on April 22, 2010, File No. 333-01713, Accession Number 0000950123-10-037118.

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Director, Chairman, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Denis P. Kalscheur	Senior Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:
700 Newport Center Drive
Newport Beach, CA 92660
Item 28. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) Pacific Select Exec Separate Account.
     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC #	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C. #	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Investment Capital Partners LLC	Delaware	50
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition Ireland 2004-1 Limited	Ireland	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30289 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100

#	Abbreviated structure

+	A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 29. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 30. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, all in the City of Newport Beach, and State of California on the day of September 17, 2010.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE INSURANCE COMPANY

BY:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

BY:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

BY:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	September 17, 2010

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	September 17, 2010

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	September 17, 2010

Audrey L. Milfs*	Director, Vice President and Secretary	September 17, 2010

Michael A. Bell*	Executive Vice President	September 17, 2010

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	September 17, 2010

Denis P. Kalscheur*	Senior Vice President and Treasurer	September 17, 2010

Brian D. Klemens*	Vice President and Controller	September 17, 2010

*By:	/s/ SHARON A. CHEEVER	September 17, 2010

Sharon A. Cheever
as attorney-in-fact

     (Power of Attorney is contained as Exhibit 17 in Post-Effective Amendment No. 36 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on April 28, 2009, File No. 333-01713, Accession Number 0000892569-09-000500, and incorporated by reference herein.)